Securities - Asset Impairment Losses Recognized in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities [Abstract]
Total OTTI losses	$ (111)	$ (30)	$ (21)
Less: non-credit portion of total OTTI losses recognized in OCI	30	14	1
Net credit-related impairment losses recognized in earnings	$ (81)	$ (16)	$ (20)